RETIREMENT BENEFITS - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
U.S. | Pension Plans
Defined Benefit Plan, Postretirement Medical Plan with Prescription Drug Benefits [Abstract]
2022	$ 956
2023	837
2024	844
2025	846
2026	838
2027–2031	3,946
U.S. | Postretirement Benefit Plans
Defined Benefit Plan, Postretirement Medical Plan with Prescription Drug Benefits [Abstract]
2022	64
2023	50
2024	47
2025	44
2026	41
2027–2031	164
Non-U.S. | Pension Plans
Defined Benefit Plan, Postretirement Medical Plan with Prescription Drug Benefits [Abstract]
2022	958
2023	452
2024	460
2025	462
2026	467
2027–2031	2,428
Non-U.S. | Postretirement Benefit Plans
Defined Benefit Plan, Postretirement Medical Plan with Prescription Drug Benefits [Abstract]
2022	71
2023	74
2024	78
2025	82
2026	86
2027–2031	$ 493